Fair Value Measurements - Summary of Securities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	$ 66,285	$ 65,944	$ 75,469
Fair Value, Measurements, Recurring [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	66,285	65,944
Fair Value, Measurements, Recurring [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	5,024	15,074
Fair Value, Measurements, Recurring [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	12,030	14,007
Fair Value, Measurements, Recurring [Member] | Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	49,231	36,863
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	66,285	65,944
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	5,024	15,074
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	12,030	14,007
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, fair value	$ 49,231	$ 36,863